Risk Management (Details) - Schedule of Probabilities - Probability weighting	12 Months Ended
Dec. 31, 2024
Local scenario
Schedule of Probabilities [Line Items]
Favorable scenario 2	10.00%
Favorable scenario 1	15.00%
Base scenario	50.00%
Unfavorable scenario 1	15.00%
Unfavorable scenario 2	10.00%
Global scenario
Schedule of Probabilities [Line Items]
Favorable scenario 1	30.00%
Base scenario	40.00%
Unfavorable scenario 1	30.00%